UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2010
                                              -------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB&T Wealth Management
         -------------------------------------------------
Address: 1 S. Nevada Ave. Ste 200
         -------------------------------------------------
         Colorado Springs, CO 80903
         -------------------------------------------------

         -------------------------------------------------

Form 13F File Number: 28-
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Justin A. Leveille
         -------------------------------------------------
Title:   Chief Operating Officer
         -------------------------------------------------
Phone:   719-228-1080
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Justin A. Leveille              Colorado Springs, CO            08/05/10
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

         28-12572                   Tradewinds Global Investors, LLC
         28-05723                   Metropolitan West Capital Management, LLC
         28-01880                   Anchor Capital Advisors, INC
         28-10477                   Riversource Investments, LLC
         28-06213                   Eagle Global Advisors, LLC
         28-04981                   Goldman Sachs Group, Inc.
         28-01204                   Wentworth Hauser & Violich, Inc.
         28-06462                   Chartwell Investment Partners
         28-10562                   AllianceBernstein L.P.
         28-01474                   NWQ Investment Management Co, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       10
                                         ---------------
Form 13F Information Table Entry Total:  95
                                         ---------------
Form 13F Information Table Value Total:  19588.06
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                  Title of                                 Shares/  SH/     Invstmt     Other     Voting Authority
Name of Issuer                    class            Cusip            Value  Prn Amt  PRN     Dscretn    Managers  Sole  Shared   None




ALCATEL-LUCENT SPONSORED AD       COM          013904305           259.08      102  SH        Sole                               102
BP P L C SPONSORED ADR (FRM       COM          055622104         5,776.00      200  SH        Sole                               200
NOKIA CORPORATION SPONSORED       COM          654902204           489.00       60  SH        Sole                                60
VERIGY LTD                        COM          y93691106           130.35       15  SH        Sole                                15
3M COMPANY                        COM          88579y101    14,261,960.46  180,554  SH        Sole                           180,554
ABBOTT LABORATORIES               COM          002824100         7,017.00      150  SH        Sole                               150
AGILENT TECHNOLOGIES INC          COM          00846u101         3,553.75      125  SH        Sole                               125
ALCOA INC                         COM          013817101        30,180.00    3,000  SH        Sole                             3,000
ALIGN TECHNOLOGY INC              COM          016255101         4,550.22      306  SH        Sole                               306
ALLETE INC                        COM          018522300         1,061.44       31  SH        Sole                                31
ALLIANCE SEMICONDUCTOR CORP       COM          01877h100             9.50       50  SH        Sole                                50
ALLSTATE CORP                     COM          020002101         5,746.00      200  SH        Sole                               200
ALTRIA GROUP INC                  COM          02209s103        50,100.00    2,500  SH        Sole                             2,500
AMERICAN INTERNATIONAL GROUP I    COM          026874784            68.88        2  SH        Sole                                 2
AOL INC                           COM          00184x105           124.74        6  SH        Sole                                 6
APPLIED MATERIALS INC             COM          038222105         5,469.10      455  SH        Sole                               455
ARDEA BIOSCIENCES INC             COM          03969p107           328.96       16  SH        Sole                                16
AT&T INC                          COM          00206r102         8,611.64      356  SH        Sole                               356
AUTOMATIC DATA PROCESSING INC     COM          053015103         6,039.00      150  SH        Sole                               150
BANK OF AMERICA CORP              COM          060505104         1,437.00      100  SH        Sole                               100
BERKSHIRE HATHAWAY INC-DEL CL     COM          084670108       240,000.00        2  SH        Sole                                 2
BEST BUY CO COMMON                COM          086516101        30,474.00      900  SH        Sole                               900
BRINKER INTERNATIONAL INC         COM          109641100        19,521.00    1,350  SH        Sole                             1,350
CBS CORP NEW CLASS B              COM          124857202         5,611.62      434  SH        Sole                               434
CHEVRON CORPORATION               COM          166764100        67,860.00    1,000  SH        Sole                             1,000
CISCO SYSTEMS INC                 COM          17275r102         9,589.50      450  SH        Sole                               450
CITIGROUP INC                     COM          172967101           564.00      150  SH        Sole                               150
COCA COLA CO                      COM          191216100       152,866.00    3,050  SH        Sole                             3,050
COMCAST CORP NEW CL A             COM          20030n101         2,258.10      130  SH        Sole                               130
CORPORATE OFFICE PROPERTIES TR    COM          22002t108         1,132.80       30  SH        Sole                                30
COSTCO WHOLESALE CORP-NEW         COM          22160k105        54,830.00    1,000  SH        Sole                             1,000
DIRECTV CLASS A NEW               COM          25490a101         3,392.00      100  SH        Sole                               100
DOW CHEMICAL CO.                  COM          260543103        32,022.00    1,350  SH        Sole                             1,350
DUKE ENERGY CORPORATION (HOLDI    COM          26441c105         3,200.00      200  SH        Sole                               200
E I DU PONT DE NEMOURS & CO       COM          263534109         3,459.00      100  SH        Sole                               100
ECOLAB INC                        COM          278865100         4,491.00      100  SH        Sole                               100
EMERSON ELECTRIC CO               COM          291011104        34,952.00      800  SH        Sole                               800
EXXON MOBIL CORP                  COM          30231g102       122,700.50    2,150  SH        Sole                             2,150
FEDEX CORP                        COM          31428x106        42,066.00      600  SH        Sole                               600
FORD MOTOR CO PAR $0.01           COM          345370860        15,120.00    1,500  SH        Sole                             1,500
FORTUNE BRANDS INC                COM          349631101           979.50       25  SH        Sole                                25
GENERAL ELECTRIC CO               COM          369604103        83,636.00    5,800  SH        Sole                             5,800
GENERAL MILLS INC                 COM          370334104       106,560.00    3,000  SH        Sole                             3,000
GOLDMAN SACHS GROUP INC           COM          38141g104         3,281.75       25  SH        Sole                                25
HEWLETT PACKARD CO                COM          428236103         4,328.00      100  SH        Sole                               100
HOME DEPOT INC                    COM          437076102         5,614.00      200  SH        Sole                               200
INTEL CORP                        COM          458140100        65,060.25    3,345  SH        Sole                             3,345
INTERNATIONAL BUSINESS MACHINE    COM          459200101       108,045.00      875  SH        Sole                               875
INTERSIL CORPORATION CL A (FRM    COM          46069s109           605.50       50  SH        Sole                                50
ISHARES TRUST MSCI EAFE INDEX     COM          464287465       475,704.28   10,228  SH        Sole                            10,228
ISHARES TRUST RUSSELL 1000 GRO    COM          464287614       137,490.00    3,000  SH        Sole                             3,000
ISHARES TRUST RUSSELL 1000 VAL    COM          464287598       127,393.50    2,350  SH        Sole                             2,350
ISHARES TRUST RUSSELL 2000 GRO    COM          464287648       604,522.17    9,081  SH        Sole                             9,081
ISHARES TRUST RUSSELL 2000 VAL    COM          464287630       597,208.80   10,470  SH        Sole                            10,470
JOHNSON & JOHNSON                 COM          478160104       156,509.00    2,650  SH        Sole                             2,650
JPMORGAN CHASE & CO FORMERLY J    COM          46625h100         3,661.00      100  SH        Sole                               100
LINEAR TECHNOLOGY CORP            COM          535678106           834.30       30  SH        Sole                                30
LSI CORPORATION                   COM          502161102           105.80       23  SH        Sole                                23
MACYS INC                         COM          55616p104         1,790.00      100  SH        Sole                               100
MCDONALDS CORP                    COM          580135101       158,088.00    2,400  SH        Sole                             2,400
MCGRAW HILL COMPANIES INC         COM          580645109        11,256.00      400  SH        Sole                               400
MEDTRONIC INC                     COM          585055106         6,347.25      175  SH        Sole                               175
MERCK & CO INC NEW                COM          58933y105         6,994.00      200  SH        Sole                               200
MICROSOFT CORP                    COM          594918104       133,458.00    5,800  SH        Sole                             5,800
MOTOROLA INC                      COM          620076109           978.00      150  SH        Sole                               150
NCR CORP NEW                      COM          62886e108           315.12       26  SH        Sole                                26
OMNICOM GROUP INC                 COM          681919106        61,740.00    1,800  SH        Sole                             1,800
ORACLE CORP                       COM          68389x105        42,920.00    2,000  SH        Sole                             2,000
PEPSICO INC                       COM          713448108        79,235.00    1,300  SH        Sole                             1,300
PFIZER INC                        COM          717081103       327,366.82   22,957  SH        Sole                            22,957
PHILIP MORRIS INTERNATIONAL IN    COM          718172109       114,600.00    2,500  SH        Sole                             2,500
PITNEY BOWES INC                  COM          724479100       463,926.96   21,126  SH        Sole                            21,126
PROCTER & GAMBLE CO               COM          742718109       119,960.00    2,000  SH        Sole                             2,000
QUALCOMM INC                      COM          747525103         3,940.80      120  SH        Sole                               120
RADIOSHACK CORP                   COM          750438103         1,951.00      100  SH        Sole                               100
RF MICRO DEVICES INC              COM          749941100           117.30       30  SH        Sole                                30
SANTEON GROUP INC                 COM          80288b100             2.35      235  SH        Sole                               235
SEMPRA ENERGY                     COM          816851109        23,909.69      511  SH        Sole                               511
SPDR S&P 500 ETF TR UNIT SER I    COM          78462f103        82,576.00      800  SH        Sole                               800
STANLEY BLACK & DECKER INC        COM          854502101         1,566.12       31  SH        Sole                                31
TARGET CORP                       COM          87612e106        67,608.75    1,375  SH        Sole                             1,375
TERADATA CORP                     COM          88076w103           792.48       26  SH        Sole                                26
TEXAS INSTRUMENTS INC             COM          882508104        69,840.00    3,000  SH        Sole                             3,000
TIME WARNER CABLE INC             COM          88732j207           833.28       16  SH        Sole                                16
TIME WARNER INC NEW               COM          887317303         1,908.06       66  SH        Sole                                66
UNITED PARCEL SVC INC CL B        COM          911312106         2,844.50       50  SH        Sole                                50
US BANCORP DEL COM NEW            COM          902973304         4,470.00      200  SH        Sole                               200
VERIZON COMMUNICATIONS            COM          92343v104         6,304.50      225  SH        Sole                               225
VIACOM INC NEW CLASS B            COM          92553p201        13,614.58      434  SH        Sole                               434
VITESSE SEMICONDUCTOR CORP        COM          928497106             6.40       25  SH        Sole                                25
WALGREEN CO                       COM          931422109         2,670.00      100  SH        Sole                               100
WALT DISNEY CO                    COM          254687106         9,450.00      300  SH        Sole                               300
WELLS FARGO & CO                  COM          949746101        28,160.00    1,100  SH        Sole                             1,100
XCEL ENERGY INC                   COM          98389b100        11,335.50      550  SH        Sole                               550
XEROX CORP                        COM          984121103         4,623.00      575  SH        Sole                               575